Other disclosures - Commitments - Contractual Obligations and Recognised Non-Current Debt (Details) - DKK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Retirement benefit obligations	kr 1,334	kr 1,256
Leases (note 4.2)	4,145
Total obligations recognised in the balance sheet	5,479	1,256
Leases	932
Operating leases		4,896
Research and development obligations	7,380	4,772
Research and development - potential milestone payments	4,735	4,292
Commercial product launch - potential milestone payments	3,468	2,591
Purchase obligations relating to investments in property, plant and equipment	172	1,875
Other purchase obligations	10,480	8,429
Total obligations not recognised in the balance sheet	27,167	26,855
Total contractual obligations	32,646	28,111
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Retirement benefit obligations	13	13
Leases (note 4.2)	847
Total obligations recognised in the balance sheet	860	13
Leases	128
Operating leases		1,007
Research and development obligations	2,600	2,014
Research and development - potential milestone payments	300	550
Commercial product launch - potential milestone payments	0	0
Purchase obligations relating to investments in property, plant and equipment	172	1,875
Other purchase obligations	5,695	4,392
Total obligations not recognised in the balance sheet	8,895	9,838
Total contractual obligations	9,755	9,851
1-3 years
Disclosure of maturity analysis of operating lease payments [line items]
Retirement benefit obligations	26	25
Leases (note 4.2)	1,424
Total obligations recognised in the balance sheet	1,450	25
Leases	229
Operating leases		1,463
Research and development obligations	3,258	1,715
Research and development - potential milestone payments	1,023	833
Commercial product launch - potential milestone payments	0	0
Purchase obligations relating to investments in property, plant and equipment	0	0
Other purchase obligations	2,989	2,536
Total obligations not recognised in the balance sheet	7,499	6,547
Total contractual obligations	8,949	6,572
3-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Retirement benefit obligations	25	25
Leases (note 4.2)	734
Total obligations recognised in the balance sheet	759	25
Leases	199
Operating leases		915
Research and development obligations	1,493	968
Research and development - potential milestone payments	1,009	818
Commercial product launch - potential milestone payments	0	0
Purchase obligations relating to investments in property, plant and equipment	0	0
Other purchase obligations	1,175	1,095
Total obligations not recognised in the balance sheet	3,876	3,796
Total contractual obligations	4,635	3,821
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Retirement benefit obligations	1,270	1,193
Leases (note 4.2)	1,140
Total obligations recognised in the balance sheet	2,410	1,193
Leases	376
Operating leases		1,511
Research and development obligations	29	75
Research and development - potential milestone payments	2,403	2,091
Commercial product launch - potential milestone payments	3,468	2,591
Purchase obligations relating to investments in property, plant and equipment	0	0
Other purchase obligations	621	406
Total obligations not recognised in the balance sheet	6,897	6,674
Total contractual obligations	kr 9,307	kr 7,867